Derivatives and hedge accounting - Gross carrying value of derivatives designated under fair value hedge accounting (Details) - - Derivatives - - fair value hedges - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Interest rate risk | – Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	€ 3,080	€ 3,011
Hedging instrument, liabilities	5,673	6,410
Interest rate risk | – Other interest derivatives
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	207	284
Hedging instrument, liabilities	23	€ 34
Foreign exchange | – Cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	12
Hedging instrument, liabilities	€ 3